CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY MEMBERS CAPITAL - USD ($)	Class A Units	Preferred Units	Common Units	Preferred Stock	Common Stock	Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018	$ 1						$ (1,681,269)	$ (1,681,268)
Balance (in shares) at Dec. 31, 2018	100
Exchange of Class A Units for Common Units	$ (1)		$ 1
Exchange of Class A Units for Common Units (in shares)	(100)		1,000,000
Net proceeds from private placement offering		$ 2,904,005						2,904,005
Net proceeds from private placement offering (in shares)		245,933
Issuance of lead investor warrants		$ (250,000)				$ 250,000
Issuance of placement agent warrants		(135,800)				135,800
Conversion of related party debt/ subordinated related party term loans into Preferred and Common Units		$ 17,500,000	$ 29,117,232			(385,800)	(6,923,650)	39,307,782
Conversion of Preferred Stock to Common Stock (in shares)		1,373,821	2,434,551
Net income (loss)							(32,511,300)	(32,511,300)
Balance at Dec. 31, 2019		$ 20,018,205	$ 29,117,233				(41,116,219)	8,019,219
Balance (in shares) at Dec. 31, 2019		1,619,754	3,434,551
Net income (loss)							(15,147,953)	(15,147,953)
Balance at Sep. 30, 2020		$ 20,018,205	$ 29,117,233				(56,264,172)	(7,128,734)
Balance (in shares) at Sep. 30, 2020		1,619,754	3,434,551
Balance at Dec. 31, 2019		$ 20,018,205	$ 29,117,233				(41,116,219)	8,019,219
Balance (in shares) at Dec. 31, 2019		1,619,754	3,434,551
Conversion of related party debt/ subordinated related party term loans into Preferred and Common Units			$ 17,227,455					17,227,455
Conversion of Preferred Stock to Common Stock (in shares)			1,762,913
Proceeds from exercise of Metuchen warrants		$ 20,551						20,551
Proceeds from exercise of Metuchen warrants (in shares)		2,055,115
Net proceeds received from recapitalization for the Mergers		$ (20,038,756)	$ (46,344,688)		$ 971	87,380,223		20,997,750
Net proceeds received from recapitalization for the Mergers (in shares)		(3,674,869)	(5,197,464)	500	9,707,655
Bifurcation of derivative liability related to the Mergers contingent consideration						(8,209,998)		(8,209,998)
Net income (loss)							(20,585,925)	(20,585,925)
Balance at Dec. 31, 2020					$ 971	79,170,225	(61,702,144)	17,469,052
Balance (in shares) at Dec. 31, 2020				500	9,707,655
Balance at Jun. 30, 2020		$ 20,018,205	$ 29,117,233				(52,963,809)	(3,828,371)
Balance (in shares) at Jun. 30, 2020		1,619,754	3,434,551
Net income (loss)							(3,300,363)	(3,300,363)
Balance at Sep. 30, 2020		$ 20,018,205	$ 29,117,233				(56,264,172)	(7,128,734)
Balance (in shares) at Sep. 30, 2020		1,619,754	3,434,551
Balance at Dec. 31, 2020					$ 971	79,170,225	(61,702,144)	17,469,052
Balance (in shares) at Dec. 31, 2020				500	9,707,655
Conversion of related party debt/ subordinated related party term loans into Preferred and Common Units					$ 6	(6)
Conversion of Preferred Stock to Common Stock (in shares)				(500)	60,606
Non-employee stock-based compensation					$ 6	187,796		187,802
Non-employee stock-based compensation (in shares)					58,338
Stock-based Compensation Expense						990,876		990,876
Net income (loss)							(800,734)	(800,734)
Balance at Sep. 30, 2021					$ 983	80,348,891	(62,502,878)	17,846,996
Balance (in shares) at Sep. 30, 2021					9,826,599
Balance at Jun. 30, 2021					$ 983	80,295,724	(60,805,980)	19,490,727
Balance (in shares) at Jun. 30, 2021					9,826,599
Stock-based Compensation Expense						53,167		53,167
Net income (loss)							(1,696,898)	(1,696,898)
Balance at Sep. 30, 2021					$ 983	$ 80,348,891	$ (62,502,878)	$ 17,846,996
Balance (in shares) at Sep. 30, 2021					9,826,599